Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Summary of intangible assets [Abstract]
Net balances at beginning of year		$ 151,250		$ 141,484
Additions		9,305		10,508
Transfers and others		132		0
Amortization		576		742
Net balances at year end		160,111		151,250
Accumulated amortization		576		742
Software [Member]
Summary of intangible assets [Abstract]
Net balances at beginning of year		25,722		15,956
Additions		9,305	[1]	10,508
Transfers and others		132		0
Amortization		576		742
Net balances at year end		34,583		25,722
Accumulated amortization		$ 576		$ 742
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		3 years		3 years
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		5 years		5 years
Software [Member] | Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Amortization		$ 1,599		$ 7,838
Accumulated amortization		1,599		7,838
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[2]	125,528		125,528
Additions	[2]	0		0
Transfers and others	[2]	0		0
Net balances at year end	[2]	$ 125,528		$ 125,528

[1]	Corresponds mainly to the SAP Hana system upgrade project.
[2]	Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 13).